Assets and liabilities held for sale (Tables)	6 Months Ended
Mar. 31, 2023
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities held for sale are as follows:

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Assets held for sale
Cash and balances with central banks	-	-	8
Other financial assets	-	20	18
Life insurance assets	-	-	2,479
Deferred tax assets	-	-	43
Intangible assets	-	55	-
Other assets	-	-	152
Total assets held for sale	-	75	2,700
Liabilities held for sale
Other financial liabilities	-	31	17
Life insurance liabilities	-	-	414
Provisions	-	1	65
Deferred tax liabilities	-	-	3
Other liabilities	-	-	185
Total liabilities held for sale	-	32	684